Property, plant and equipment, intangible assets and goodwill, contract assets, right-of-use assets, investment properties and impairment loss - Summarized composition for impairment loss (Detail) - BRL (R$)
R$ in Thousands
12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	R$ 1,493,752	R$ 3,155,400
Rumo Malha Sul S.A. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	1,227,872
TUP Porto São Luis S.A. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	R$ 265,880